Income Taxes - Components of Net Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards	$ 3,054	$ 986
Tax credit carryforwards	3
Stock based compensation	282
Other timing differences	105	127
Licensing deduction deferral	57
Gross deferred tax assets	3,501	1,113
Valuation allowance	(3,501)	(1,113)
Net deferred tax asset